Schedule of lease assets and liabilities (Details) - USD ($)	Nov. 30, 2022	Feb. 28, 2022		Feb. 28, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating Lease Assets	$ 1,241,152	$ 1,331,605		$ 47,753
Current Operating Lease Liability	111,985	254,027	[1]	43,894
Noncurrent Operating Lease Liabilities	1,115,323	1,057,579	[1]	3,859
Total lease liabilities	$ 1,227,308	$ 1,311,606		$ 47,753

[1]	Derived from audited information